485BXT 1 a09-15046_6485bxt.htm 485BXT

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 24, 2009.

Registration No. 333-63151

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 13	☒

(Check appropriate box or boxes)

 PRASAD SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147

 (Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (877) 772-7231

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802 (Name and Address of Agent for Service)	With a copy to: Patricia C. Foster, Esq. Patricia C. Foster, Esq. PLLC 190 Office Park Way Pittsford, NY 14534

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on July 20, 2009 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 12  and No. 13 to its Registration Statement until July 20, 2009. Post-Effective Amendment No. 12  to the Trust’s Registration Statement relates to Prasad Growth Fund  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [   ]

Post-Effective Amendment No. 12 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

Amendment No. 13 [X]

, filed on April 29, 2009 are incorporated by reference herein.

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness under Rule 485BXT  under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Beach, State of California, on the 22nd day of June, 2009.

                                       PRASAD SERIES TRUST

                                       By:  Rajendra Prasad, Chairman

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Title Date

/S/Rajendra Prasad

Rajendra Prasad  Chairman, Treasurer

                              and Trustee (Principal

                              Executive Officer,

                              Financial Officer and

                              Accounting Officer)  June 22, 2009

/S/Manu Hinduja

Manu Hinduja Trustee    June 22, 2009

/S/Ratan Lalchandani

Ratan Lalchandani Trustee    June 22, 2009